CORE DEPOSIT INTANGIBLE	12 Months Ended
Dec. 31, 2011
Core Deposit Intangible
CORE DEPOSIT INTANGIBLE

NOTE 6 - CORE DEPOSIT INTANGIBLE

The gross carrying value and accumulated amortization of the core deposit intangible is presented below:

	December 31,
	2011	2010
Core deposit intangible	$3,258,000	$3,258,000
Less accumulated amortization	(2,442,000)	(2,138,000)

	$816,000	$1,120,000

Amortization expense on core deposit intangible for the years ended December 31, 2011 and 2010 was $304,000 and $360,001, respectively.

Estimated future amortization expense on core deposit intangible for the five succeeding fiscal years is as follows:

Year Ending December 31,	Amount
2012	$281,000
2013	264,000
2014	75,000
2015	58,000
2016	58,000